UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

High Yield Municipal Bond Fund

Quarterly portfolio holdings 2/28/19

Fund’s investments
As of 2-28-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 96.9%				$147,446,019
(Cost $139,628,324)
Alaska 1.2%				1,887,320
Northern Tobacco Securitization Corp. Series A	5.000	06-01-46	2,000,000	1,887,320
Arizona 2.1%				3,234,807
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,041,530
The Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375	02-01-41	2,305,000	2,193,277
California 8.5%				12,941,986
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,042,090
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,049,720
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,122,800
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-47	1,000,000	962,470
Golden State Tobacco Securitization Corp. Series A2	5.300	06-01-37	2,000,000	2,007,240
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,071,820
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.000	09-01-48	750,000	797,700
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	1,545,000	1,642,551
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,745,565
Tobacco Securitization Authority of Southern California Series A1	5.000	06-01-37	1,500,000	1,500,030
Colorado 6.2%				9,434,040
City & County of Denver United Airlines, Inc., Project, AMT	5.000	10-01-32	1,000,000	1,062,270
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	2,000,000	2,167,260
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,132,325
Regional Transportation District Denver Transit Partners	6.000	01-15-41	1,000,000	1,025,830
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,497,615
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (A)	7.032	12-01-37	2,000,000	548,740
Connecticut 1.5%				2,270,163
Hamden Facility Revenue Whitney Center Project, Series A	7.625	01-01-30	820,000	839,237
Hamden Facility Revenue Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,430,926
Delaware 1.7%				2,561,280
Centerline Equity Issuer Trust Series A (B)	6.000	10-31-52	1,000,000	1,006,440
Delaware State Economic Development Authority Indian River Power Authority	5.375	10-01-45	1,500,000	1,554,840
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
District of Columbia 3.3%				$5,041,260
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,734,940
Metropolitan Washington DC Airports Authority Metrorail, Series A (A)	4.507	10-01-37	3,000,000	1,306,320
Florida 4.0%				6,084,634
Celebration Pointe Community Development District Alachua County (B)	5.000	05-01-48	1,000,000	1,006,590
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,054,470
Palm Beach County Health Facilities Authority Retirement Life Communities	5.000	11-15-32	1,000,000	1,108,110
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500	06-01-49	1,000,000	1,122,600
Village Community Development District No. 12 (B)	4.250	05-01-43	1,000,000	1,006,750
Village Community Development District No. 8 Phase II	6.125	05-01-39	755,000	786,114
Georgia 1.2%				1,890,227
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	740,000	761,467
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,128,760
Illinois 12.0%				18,277,638
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,147,650
Chicago Board of Education Series B, GO	6.500	12-01-46	1,000,000	1,125,960
Chicago Board of Education Series C, GO	5.250	12-01-39	1,000,000	1,026,820
Chicago Midway International Airport Series A, AMT	5.000	01-01-41	1,500,000	1,618,290
Chicago O'Hare International Airport Customer Facility Charge	5.750	01-01-43	2,000,000	2,238,060
City of Chicago Series 2005 D-REMK, GO	5.500	01-01-40	1,335,000	1,411,749
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	1,075,580
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,123,180
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,067,920
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	1,029,980
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,433,760
State of Illinois, GO	5.000	08-01-19	1,025,000	1,036,531
State of Illinois, GO	5.000	04-01-27	2,000,000	2,110,760
The Illinois Sports Facilities Authority State Tax Supported (C)	5.250	06-15-32	750,000	831,398
Indiana 2.2%				3,344,898
City of Crown Point Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,271,188
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,054,140
Town of Chesterton StoryPoint Chesterton Project, Series A-1 (B)	6.125	01-15-34	1,000,000	1,019,570
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Iowa 0.7%				$1,008,520
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,008,520
Louisiana 1.4%				2,124,580
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,124,580
Maryland 1.4%				2,078,870
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,003,190
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,075,680
Massachusetts 2.4%				3,725,879
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,069,110
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (B)	5.000	10-01-47	1,000,000	1,038,100
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (B)	5.000	10-01-57	380,000	392,563
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	1,135,000	1,226,106
Michigan 0.7%				1,058,850
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000	07-01-44	500,000	529,105
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	500,000	529,745
Minnesota 3.6%				5,408,490
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	508,855
City of Anoka Homestead at Anoka, Inc. Project	5.000	11-01-46	1,000,000	1,018,230
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	530,340
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,313,738
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,015,560
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,021,767
Missouri 1.4%				2,107,320
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Projects, Series A	5.000	02-01-42	1,000,000	1,060,640
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,046,680
Nevada 0.7%				1,000,800
City of Sparks Sales Tax Revenue, Series A	6.750	06-15-28	1,000,000	1,000,800
New Hampshire 0.7%				1,028,220
New Hampshire Business Finance Authority Covanta Project, AMT (B)	4.875	11-01-42	500,000	498,925
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	529,295
New Jersey 5.8%				8,823,480
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,063,720
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	$1,085,650
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	1,000,000	1,055,050
New Jersey Economic Development Authority Series WW	5.000	06-15-37	1,000,000	1,058,880
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,000,000	1,062,070
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	4.500	06-15-49	1,000,000	987,160
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,480,000	2,510,950
New York 6.5%				9,892,127
Brooklyn Arena Local Development Corp. Barclays Center Project, Series A	5.000	07-15-42	2,000,000	2,149,020
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875	04-01-42	2,950,000	3,030,978
New York Liberty Development Corp. World Trade Center, Class 1-3 (B)	5.000	11-15-44	1,850,000	1,926,091
New York State Dormitory Authority Orange Regional Medical Center (B)	5.000	12-01-45	1,000,000	1,070,450
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,119,140
Niagara Area Development Corp. Covanta Project, Series A, AMT (B)	4.750	11-01-42	500,000	494,365
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	100,000	102,083
Ohio 2.9%				4,386,161
Buckeye Ohio Tobacco Settlement Financing Authority Series A2	5.125	06-01-24	1,785,000	1,654,641
Buckeye Ohio Tobacco Settlement Financing Authority Series A2	5.875	06-01-30	1,240,000	1,168,725
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (B)	4.500	01-15-48	500,000	512,475
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,050,320
Oklahoma 0.7%				1,092,770
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-48	1,000,000	1,092,770
Oregon 0.7%				1,093,140
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,093,140
Pennsylvania 2.5%				3,826,508
Allegheny County Industrial Development Authority Environmental Improvements	6.875	05-01-30	1,000,000	1,007,830
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	750,000	753,878
Lancaster County Hospital Authority Village Project	5.125	07-01-37	1,000,000	1,040,120
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,024,680
Puerto Rico 0.6%				948,050
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A1	5.000	07-01-58	1,000,000	948,050
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Rhode Island 1.7%				$2,518,750
Tobacco Settlement Financing Corp. Series A	5.000	06-01-35	1,500,000	1,580,340
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	938,410
South Carolina 0.7%				1,007,230
South Carolina Jobs-Economic Development Authority Episcopal at Home Still	5.000	04-01-48	1,000,000	1,007,230
Tennessee 2.7%				4,162,122
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,162,122
Texas 11.2%				17,129,605
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-23	175,000	188,437
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-25	115,000	124,557
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-25	200,000	219,368
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-27	200,000	220,960
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-33	830,000	887,428
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,070,850
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,281,580
City of Sequin Hospital City of Seguin Hospital	5.000	12-01-45	1,000,000	1,018,040
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	1,102,510
Mission Economic Development Corp. Natgasoline Project, AMT (B)	4.625	10-01-31	1,500,000	1,534,110
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	1,000,000	996,820
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Presbyterian Village North Project	5.250	10-01-49	1,000,000	1,002,940
Tarrant County Cultural Education Facilities Finance Corp. Air Force Villages Project	5.000	05-15-45	1,000,000	1,008,350
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	1,860,000	2,149,881
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	1,058,540
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,155,550
Travis County Health Facilities Development Corp. Westminster Manor Project	7.000	11-01-30	105,000	109,684
Vermont 0.8%				1,172,455
Vermont Economic Development Authority Wake Robin Corporation Project	5.400	05-01-33	1,135,000	1,172,455
Virginia 1.2%				1,805,349
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,700,000	1,805,349
Washington 0.6%				959,830
Washington Health Care Facilities Authority Virginia Mason Medical Center	4.000	08-15-42	1,000,000	959,830
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin 1.4%				$2,118,660
Public Finance Authority Rose Villa Project, Series A (B)	5.750	11-15-44	1,000,000	1,054,420
Public Finance Authority Rose Villa Project, Series A (B)	6.000	11-15-49	1,000,000	1,064,240

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.7%				$4,146,000
(Cost $4,146,000)
U.S. Government Agency 0.5%				788,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	03-01-19	236,000	236,000
Federal Home Loan Bank Discount Note	2.260	03-01-19	552,000	552,000

	Par value^	Value
Repurchase agreement 2.2%		$3,358,000
Barclays Tri-Party Repurchase Agreement dated 2-28-19 at 2.550% to be repurchased at $3,358,238 on 3-1-19, collateralized by $3,111,800 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $3,425,431, including interest)	3,358,000	3,358,000
Total investments (Cost $143,774,324) 99.6%		$151,592,019
Other assets and liabilities, net 0.4%		632,444
Total net assets 100.0%		$152,224,463

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Insurance coverage	As a % of total investments

Assured Guaranty Corp.	2.5
Assured Guaranty Municipal Corp.	0.5

TOTAL	3.0

The fund had the following sector composition as a percentage of net assets on 2-28-19:
General obligation bonds	7.0%
Revenue bonds	89.9%
Health care	25.5%
Development	18.4%
Other revenue	16.6%
Tobacco	9.4%
Transportation	6.0%
Pollution	4.0%
Facilities	3.8%
Airport	3.6%
Water and sewer	1.0%
Housing	0.9%
Education	0.7%
Short-term investments and other	3.1%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	59Q3	02/19
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.		4/19

John Hancock

Tax-Free Bond Fund

Quarterly portfolio holdings 2/28/19

Fund’s investments
As of 2-28-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.3%				$476,331,475
(Cost $454,636,700)
Alaska 0.8%				3,718,391
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,423,761
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,294,630
Arizona 1.3%				6,340,975
City of Phoenix Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,247,480
Glendale Industrial Development Authority Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,209,730
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,003,600
The Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375	02-01-41	925,000	880,165
California 11.5%				55,095,564
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,181,240
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,000,000	1,042,000
California Municipal Finance Authority LINXS APM Project, AMT	5.000	12-31-43	1,000,000	1,107,260
California Municipal Finance Authority LINXS APM Project, Series B, AMT	5.000	06-01-48	1,000,000	1,101,300
California Municipal Finance Authority Paradise Valley Estates Project, Series A	5.000	01-01-49	1,500,000	1,691,835
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,084,180
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,119,910
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.000	05-15-48	2,000,000	2,267,280
City of Los Angeles Department of Airports Series C	5.000	05-15-38	1,000,000	1,127,960
City of San Francisco Public Utilities Commission Green Bonds, Series A	5.000	11-01-45	1,500,000	1,681,110
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,368,400
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-47	4,500,000	4,331,115
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,392,310
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,579,200
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,126,280
San Bernardino County Medical Center Financing Project	5.500	08-01-22	2,500,000	2,771,900
San Diego Unified School District Series I, GO (B)	4.000	07-01-39	1,250,000	556,538
San Francisco City & County Airport Commission International Airport Series A, AMT	5.000	05-01-49	3,000,000	3,382,770
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity (B)	1.496	01-01-20	2,000,000	1,974,840
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	4,849,065
Santa Ana Financing Authority Police Administration & Holding Facility (A)	6.250	07-01-19	1,005,000	1,020,015
2	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
State of California, GO	5.000	02-01-38	5,375,000	$5,786,886
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,000,000	1,177,410
University of California Series I	5.000	05-15-40	3,000,000	3,374,760
Colorado 6.0%				28,883,395
City & County of Denver Series A	4.000	08-01-46	3,000,000	3,076,770
City & County of Denver United Airlines, Inc., Project, AMT	5.000	10-01-32	3,500,000	3,717,945
City & County of Denver Airport Revenue Series A	5.250	11-15-36	5,250,000	5,370,698
Colorado Health Facilities Authority Series A	5.250	05-15-37	500,000	537,135
Colorado Health Facilities Authority Series A	5.250	05-15-47	1,000,000	1,062,850
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,687,550
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,621,682
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,385,255
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,051,660
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	7.032	12-01-37	5,000,000	1,371,850
Connecticut 0.5%				2,244,220
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,125,380
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,118,840
District of Columbia 3.8%				18,256,032
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	3,755,000	4,063,398
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	3.721	10-01-33	6,565,000	3,822,800
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	3.836	10-01-35	6,470,000	3,433,629
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	3.898	10-01-36	7,250,000	3,664,150
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,178,715
Metropolitan Washington DC Airports Authority Series A, AMT	5.000	10-01-44	1,000,000	1,093,340
Florida 4.2%				20,223,388
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,145,260
City of Atlantic Beach FL Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,061,450
City of Atlantic Beach FL Fleet Landing Project, Series B	3.000	11-15-23	1,250,000	1,253,575
Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,230,340
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000	10-01-44	1,250,000	1,375,388
Miami Beach Health Facilities Authority Mt. Sinai Medical Center	5.000	11-15-44	500,000	526,595
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Miami Beach Redevelopment Agency City Center (A)	5.000	02-01-44	2,500,000	$2,777,675
Miami-Dade County Health Facilities Authority Nicklaus Children's Hospital	5.000	08-01-47	1,500,000	1,657,395
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-41	2,000,000	2,139,520
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	2,500,000	2,662,875
Palm Beach County Health Facilities Authority Retirement Life Communities	5.000	11-15-32	1,715,000	1,900,409
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	485,000	492,906
Georgia 3.1%				14,924,199
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	3,087,030
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,439,240
Main Street Natural Gas, Inc. Series A	5.000	05-15-38	1,000,000	1,134,970
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,083,720
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,489,660
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	2,688,889
Rockdale County Development Authority Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	1,000,690
Guam 0.5%				2,172,490
Antonio B Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,141,440
Territory of Guam Section 30, Series A	5.750	12-01-34	1,000,000	1,031,050
Illinois 8.7%				41,731,793
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,497,930
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,002,215
Chicago Midway International Airport Series B	5.000	01-01-46	5,000,000	5,481,800
Chicago O'Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,204,540
Chicago O'Hare International Airport Series A	5.750	01-01-39	515,000	545,210
Chicago O'Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,657,950
Chicago O'Hare International Airport Series D	5.250	01-01-42	3,670,000	4,147,724
City of Chicago Series 2007E-REMK, GO	5.500	01-01-42	1,000,000	1,054,870
City of Chicago Series A, GO	5.000	01-01-33	540,000	551,075
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	1,075,580
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,229,050
Illinois Finance Authority Advocate Health Care	4.000	06-01-47	3,000,000	3,037,410
Illinois State Toll Highway Authority Series A	5.000	01-01-31	3,000,000	3,570,420
4	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(B)	2.743	01-01-22	2,440,000	$2,256,854
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,098,840
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,041,060
State of Illinois, GO	4.000	06-01-35	2,000,000	1,848,620
State of Illinois, GO	5.000	08-01-20	1,310,000	1,354,095
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,076,550
Indiana 0.6%				3,050,700
Indiana Finance Authority Duke Energy, Series B	6.000	08-01-39	3,000,000	3,050,700
Iowa 0.2%				997,300
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375	06-01-38	1,000,000	997,300
Kentucky 0.8%				3,616,800
Kentucky Economic Development Finance Authority Louisville Arena, Series A (A)	5.000	12-01-45	3,300,000	3,616,800
Louisiana 1.9%				9,238,205
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,094,910
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500	11-01-35	1,500,000	1,593,435
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,711,275
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,119,470
New Orleans Aviation Board Series B, AMT	5.000	01-01-45	2,000,000	2,174,640
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	544,475
Maryland 0.2%				1,072,610
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,072,610
Massachusetts 9.6%				46,064,933
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,585,895
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,719,192
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250	07-01-33	2,500,000	3,127,275
Massachusetts Development Finance Agency Brandeis University, Series O-1	5.000	10-01-40	1,000,000	1,019,370
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,322,620
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	180,000	185,036
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,672,775
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (C)	5.000	10-01-57	2,500,000	2,582,650
Massachusetts Development Finance Agency Olin College, Series E	5.000	11-01-38	1,000,000	1,097,330
Massachusetts Development Finance Agency Orchard Cove	5.250	10-01-26	1,000,000	1,001,600
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	$989,164
Massachusetts Development Finance Agency Suffolk University, Series A	5.750	07-01-39	665,000	674,064
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	640,000	649,754
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	360,000	365,368
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,622,865
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	1,946,739
Massachusetts Port Authority ConRAC Project, Series A	5.125	07-01-41	1,500,000	1,584,870
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	2,095,621
Massachusetts School Building Authority Series B	5.000	11-15-39	3,400,000	3,872,906
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Highway Revenue Tolls, Series B	5.000	01-01-37	5,000,000	5,118,650
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.000	07-01-41	2,000,000	2,112,800
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250	07-01-36	3,475,000	3,705,949
The Massachusetts Clean Water Trust Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,012,440
Michigan 3.5%				16,628,121
City of Detroit Water Revenue, Series B (A)	7.000	07-01-36	1,000,000	1,017,330
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,569,024
Detroit Downtown Development Authority Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,073,080
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	7,000,000	7,863,100
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	272,055
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	1,500,000	1,589,235
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,607,737
Michigan Strategic Fund Improvement Project, AMT	5.000	06-30-48	1,500,000	1,636,560
Minnesota 0.4%				1,992,797
Housing & Redevelopment Authority of The City of St. Paul System Fairview Health Services	5.000	11-15-47	500,000	550,710
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,442,087
Mississippi 0.2%				1,143,610
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,143,610
Nebraska 2.2%				10,700,773
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,206,473
Omaha Public Power District Separate Electric System Revenue Bonds, Series A	5.000	02-01-49	5,000,000	5,494,300
6	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey 3.7%				$17,907,354
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,684,531
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	4,000,000	4,220,200
New Jersey Economic Development Authority School Facilities Construction	5.000	03-01-30	1,500,000	1,593,675
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,050,540
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,500,000	1,593,105
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Notes, Series A1	5.000	06-15-30	1,500,000	1,673,625
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,474,798
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,085,680
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,531,200
New York 11.4%				54,741,446
City of New York Series D-1, GO	5.000	10-01-36	1,000,000	1,072,850
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,715,000	1,838,446
Long Island Power Authority Electric, Power & Light Revenues, Series C (A)	5.250	09-01-29	2,000,000	2,438,240
New York City Water & Sewer System Water Revenue, Series EE	5.250	06-15-40	3,000,000	3,028,710
New York City Water & Sewer System Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,008,480
New York City Water & Sewer System Water Revenue, Series GG-1	5.000	06-15-39	6,000,000	6,051,240
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,373,900
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,374,050
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,074,530
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,032,440
New York Liberty Development Corp. World Trade Center, Class 1-3 (C)	5.000	11-15-44	2,500,000	2,602,825
New York State Dormitory Authority Fordham University	5.000	07-01-44	1,350,000	1,485,851
New York State Dormitory Authority General Purpose, Series E	5.000	02-15-35	20,000	20,577
New York State Dormitory Authority Orange Regional Medical Center (C)	5.000	12-01-40	1,000,000	1,076,910
New York State Dormitory Authority Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,040,820
New York State Dormitory Authority Sales Tax Revenue, Series A	5.000	03-15-43	1,000,000	1,100,340
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000	07-01-35	5,000,000	5,335,800
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000	06-15-34	1,000,000	1,009,560
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.250	01-01-50	2,500,000	2,669,775
Niagara Area Development Corp. Covanta Project, Series A, AMT (C)	4.750	11-01-42	1,500,000	1,483,095
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	1,900,000	$1,939,577
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,058,340
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,393,154
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000	09-01-39	1,000,000	1,129,470
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (A)(B)	1.897	04-01-22	2,230,000	2,102,466
Ohio 3.2%				15,566,615
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,023,730
County of Hamilton Series A	5.000	08-15-42	4,000,000	4,403,840
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue	5.000	11-15-49	5,000,000	5,575,700
Ohio Water Development Authority Series A	5.000	06-01-29	3,000,000	3,727,920
State of Ohio Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	835,425
Oklahoma 0.9%				4,521,832
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,358,572
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,085,000
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,078,260
Oregon 0.6%				2,765,575
Port of Portland OR Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,765,575
Pennsylvania 3.0%				14,403,082
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,187,900
Commonwealth Financing Authority Tobacco Master Settlement Bonds (A)	4.000	06-01-39	5,000,000	5,118,300
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,256,463
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,316,032
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,775,412
Philadelphia Gas Works Company 1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	2,748,975
Puerto Rico 0.6%				2,844,150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A1	5.000	07-01-58	3,000,000	2,844,150
Rhode Island 0.5%				2,177,111
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,177,111
Tennessee 0.5%				2,237,145
Nashville & Davidson County Health & Educational Facility Board Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,237,145
8	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas 11.9%				$56,942,342
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	547,530
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	543,110
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,125,860
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,478,250
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	2,685,000	2,813,155
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-36	4,455,000	4,794,694
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-36	545,000	589,832
City of Houston TX Airport System Revenue Series B2, AMT	5.000	07-15-20	1,200,000	1,239,864
City of San Antonio Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,427,550
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,598,250
Dallas/Fort Worth International Airport Series D, AMT	5.000	11-01-38	2,500,000	2,630,025
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,304,680
Lower Colorado River Authority Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,160,000
Lower Colorado River Authority Transmission Contract Revenue	5.625	05-15-39	3,805,000	3,831,369
Lower Colorado River Authority Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,638,475
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,250,000	1,215,025
Tarrant County Cultural Education Facilities Finance Corp. Air Force Villages Project	5.000	05-15-45	1,750,000	1,764,613
Texas Municipal Power Agency Transmission Revenue	5.000	09-01-40	6,000,000	6,240,060
Utah 0.5%				2,222,680
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,222,680
Virgin Islands 0.1%				481,250
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	481,250
Virginia 0.6%				2,678,190
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,000,000	1,061,970
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,616,220
Washington 0.1%				501,863
Energy Northwest Columbia Generating Station	5.000	07-01-40	450,000	501,863
Wisconsin 1.1%				5,203,084
Public Finance Authority Denver International Airport Great Hall Project, AMT	5.000	09-30-49	2,000,000	2,153,940
Public Finance Authority Mary's Woods at Marylhurst (C)	5.250	05-15-47	1,000,000	1,036,990
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	905,000	957,734
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	$1,054,420
Wyoming 0.6%				3,041,460
County of Campbell Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,041,460

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.3%				$6,231,000
(Cost $6,231,000)
U.S. Government Agency 0.2%				1,160,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	03-01-19	347,000	347,000
Federal Home Loan Bank Discount Note	2.260	03-01-19	813,000	813,000

	Par value^	Value
Repurchase agreement 1.1%		$5,071,000
Barclays Tri-Party Repurchase Agreement dated 2-28-19 at 2.550% to be repurchased at $4,945,350 on 3-1-19, collateralized by $4,582,500 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $5,044,360, including interest)	4,945,000	4,945,000
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $126,005 on 3-1-19, collateralized by $130,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $130,000, including interest)	126,000	126,000
Total investments (Cost $460,867,700) 100.6%		$482,562,475
Other assets and liabilities, net (0.6%)		(2,775,390)
Total net assets 100.0%		$479,787,085

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	5.8
Assured Guaranty Corp.	3.2

National Public Finance Guarantee Corp.	1.8
Ambac Financial Group, Inc.	0.9

California Mortgage Insurance	0.4
Build America Mutual Assurance Company	0.1
TOTAL	12.2
The fund had the following sector composition as a percentage of net assets on 2-28-19:
10	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

General obligation bonds	5.0%
Revenue bonds	94.3%
Other revenue	17.5%
Health care	14.4%
Transportation	13.0%
Airport	12.1%
Utilities	10.4%
Water and sewer	7.4%
Development	6.0%
Education	5.0%
Tobacco	4.2%
Facilities	2.2%
Pollution	2.1%
Short-term investments and other	0.7%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	52Q3	02/19
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.		4/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 24, 2019